Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		May 31, 2018	May 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties, current		$ 1,595	$ 5,948
Amounts due from related parties, non-current		2,226	1,748
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	787	1,895
Amounts due from related parties, non-current	[1]	2,226	$ 1,064
Weixue Mingri [Member]
Related Party Transaction [Line Items]
Long-term investment under equity method and carrying amount		$ 0

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly -owned by Mr. Yu, the Group's executive chairman. As a result, Metropolis became a related party of the Group thereafter. As of May 31, 2018, the current and non-current amounts due from Metropolis were US$787 and US$2,226, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Board.